PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 - PROPERTY AND EQUIPMENT, NET

	June 30,	December 31
	2013	2012
Cost:
Office furniture and equipment	$19	$18
Computers and electronic equipment	59	54
Laboratory equipment	31	31
Leasehold improvements	7	7
	116	110

Accumulated depreciation:
Office furniture and equipment	6	6
Computers and electronic equipment	47	41
Laboratory equipment	20	15
Leasehold improvements	2	2
	75	64
Depreciated cost	$41	$46

Depreciation expenses for the three and six months ended June 30, 2013 and 2012 and for the period of February 5, 2007 (inception date) through June 30, 2013 were $7, $3, $11, $7 and $75 respectively.